Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Entity Registrant Name	Nordic American Tanker Shipping Ltd
Entity Central Index Key	0001000177
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 1,292,480,058
Entity Common Stock, Shares Outstanding	46,898,782
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	true
Amendment Description	Amendment for 20F.
Document Period End Date	May 10, 2011

Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statements of Operations [Abstract]
Voyage Revenues	$ 126,416	$ 124,370	$ 228,000
Voyage Expenses	0	(8,959)	(10,051)
Vessel Operating Expense - excluding depreciation expense presented below	(47,113)	(43,139)	(35,593)
General and Administrative Expense	(15,980)	(14,819)	(12,785)
Depreciation Expense	(62,545)	(55,035)	(48,284)
Net Operating Income	778	2,418	121,288
Interest Income	632	614	931
Interest Expense	(1,971)	(1,794)	(3,392)
Other Financial Income (Expense)	(248)	(226)	17
Total Other Expenses	(1,587)	(1,406)	(2,443)
Net Income (Loss)	$ (809)	$ 1,012	$ 118,844
Basic Earnings (Loss) per Share (in dollars per share)	$ (0.02)	$ 0.03	$ 3.63
Diluted Earnings (Loss) per Share (in dollars per share)	$ (0.02)	$ 0.03	$ 3.62
Basic Weighted Average Number of Common Shares Outstanding (in shares)	46,551,564	40,449,522	32,739,057
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	46,551,564	40,449,522	32,832,854

Balance Sheet (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 17,221	$ 30,496
Accounts Receivable, net $0 allowance at December 31, 2010 and 2009	11,046	22,685
Prepaid Expenses and Other Current Assets	43,376	57,020
Total Current Assets	71,643	110,201
Non-current Assets
Vessels, Net	988,263	825,449
Other Non-current Assets	23,177	10,928
Total Non-current Assets	1,011,440	836,377
Total Assets	1,083,083	946,578
Current Liabilities
Accounts Payable	2,934	3,364
Deferred Revenue	0	537
Accrued Liabilities	4,060	2,909
Total Current Liabilities	6,994	6,810
Long-term Debt	75,000	0
Deferred Compensation Liability	8,134	5,684
Total Liabilities	90,128	12,494
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per Share; 51,200,000 shares authorized, 46,898,782 shares issued and outstanding and 42,204,904 shares issued and outstanding at December 31, 2010 and December 31, 2009, respectively	469	422
Additional Paid-in Capital	993,295	933,662
Retained Earnings	(809)	0
Total Shareholders' Equity	992,955	934,084
Total Liabilities and Shareholders' Equity	$ 1,083,083	$ 946,578

Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Allowance for accounts receivables	$ 0	$ 0
Shareholders Equity
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	51,200,000	51,200,000
Common stock, shares issued (in shares)	46,898,782	42,204,904
Common stock, shares outstanding (in shares)	46,898,782	42,204,904

Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2007	$ 300	$ 852,121	$ (180,316)	$ 672,105
Balance (in shares) at Dec. 31, 2007	29,975,312
Net Income (Loss)	0	0	118,844	118,844
Common Shares Issued, net of issuance costs	43	158,847	0	158,890
Common Shares Issued, net of issuance costs (in shares)	4,310,000
Compensation - Restricted Shares	1	3,617	0	3,618
Compensation - Restricted Shares (in shares)	87,959
Share-based Compensation	0	1,015	0	1,015
Dividend Paid	0	(110,338)	(55,548)	(165,886)
Balance at Dec. 31, 2008	344	905,262	(117,020)	788,586
Balance (in shares) at Dec. 31, 2008	34,373,271
Accumulated dividend distributions defined as return of capital.	0	(117,020)	117,020	0
Net Income (Loss)	0	0	1,012	1,012
Common Shares Issued, net of issuance costs	77	236,607	0	236,684
Common Shares Issued, net of issuance costs (in shares)	7,675,000
Compensation - Restricted Shares	1	5,365	0	5,366
Compensation - Restricted Shares (in shares)	156,633
Share-based Compensation	0	(2,133)	0	(2,133)
Dividend Paid	0	(94,419)	(1,012)	(95,431)
Balance at Dec. 31, 2009	422	933,662	0	934,084
Balance (in shares) at Dec. 31, 2009	42,204,904
Net Income (Loss)	0	0	(809)	(809)
Common Shares Issued, net of issuance costs	46	136,464	0	136,510
Common Shares Issued, net of issuance costs (in shares)	4,600,000
Compensation - Restricted Shares	1	2,837	0	2,838
Compensation - Restricted Shares (in shares)	93,878
Share-based Compensation	0	60	0	60
Dividend Paid	0	(79,728)	0	(79,728)
Balance at Dec. 31, 2010	$ 469	$ 993,295	$ (809)	$ 992,955
Balance (in shares) at Dec. 31, 2010	46,898,782

Statement of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Shareholders' Equity [Abstract]
Common Shares Issued, issuance costs	$ 3.5	$ 10.6	$ 6.5
Dividend Paid, (in dollars per share)	$ 1.7	$ 2.35	$ 4.89

Statement of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities
Net Income (Loss)	$ (809)	$ 1,012	$ 118,844
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	62,545	55,035	48,284
Dry-dock Expenditures	(5,205)	(5,330)	(18,049)
Amortization of Deferred Finance Costs	653	653	618
Deferred Compensation Liability	2,450	1,606	1,413
Compensation - Restricted Shares	2,838	5,366	3,618
Share-based Compensation	60	(2,133)	1,015
Other, net	0	124	(607)
Changes in Operating Assets and Liabilities:
Accounts Receivables	7,326	17,650	(25,846)
Accounts Payable and Accrued Liabilities	(3,151)	(38)	(5,461)
Prepaid and Other Current Assets	172	(1,706)	(3,585)
Deferred Revenue	(537)	88	(88)
Voyages in Progress	0	0	7,753
Other Non-current Assets	(8,590)	(9,132)	(9)
Net Cash Provided by Operating Activities	57,752	63,195	127,900
Cash Flows from Investing Activities
Investment in Vessels	(194,426)	(179,275)	(2,683)
Loan to Seller, Nordic Galaxy	(8,384)	(11,055)	(7,370)
Net Cash Used in Investing Activities	(202,810)	(190,330)	(10,053)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	136,510	236,684	158,890
Proceeds from Use of Credit Facility	225,000	66,000	25,000
Repayments on Credit Facility	(150,000)	(81,000)	(115,500)
Credit Facility Costs	0	0	(2,316)
Dividends Paid	(79,728)	(95,431)	(165,886)
Net Cash Provided by (Used in) Financing Activities	131,783	126,253	(99,812)
Net (Decrease) Increase in Cash and Cash Equivalents	(13,275)	(882)	18,036
Cash and Cash Equivalents at the Beginning of Year	30,496	31,378	13,342
Cash and Cash Equivalents at the End of Year	17,221	30,496	31,378
Cash Paid for Interest	1,551	1,249	3,441
Cash Paid for Taxes	$ 0	$ 0	$ 0

BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business: Nordic American Tanker Shipping Limited (the "Company") was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company owns and operates double hull crude oil tankers. The Company's shares trade under the symbol "NAT" on the New York Stock Exchange.

Our fleet consists of 19 modern double-hull Suezmax tankers of which two are newbuildings. The following chart provides information regarding each vessel, including its employment status.

Vessel	Yard	Built	Dwt (1)	Flag	Delivered to NAT	Employment
Nordic Hawk	Samsung	1997	151,475	Bahamas	October 1997	Spot
Nordic Hunter	Samsung	1997	151,400	Bahamas	December 1997	Spot
Nordic Freedom	Daewoo	2005	163,455	Bahamas	March 2005	Spot
Nordic Voyager	Dalian New	1997	149,591	Norway	November 1997	Spot
Nordic Fighter	Hyundai	1998	153,328	Norway	March 2005	Spot
Nordic Discovery	Hyundai	1998	153,328	Norway	August 2005	Spot
Nordic Sprite	Samsung	1999	147,188	Norway	February 2009	Spot
Nordic Grace	Hyundai	2002	149,921	Norway	July 2009	Spot
Nordic Harrier	Samsung	1997	151,475	Marshall Islands	August 1997	Spot (from April 2011)
Nordic Saturn	Daewoo	1998	157,332	Marshall Islands	November 2005	Spot
Nordic Jupiter	Daewoo	1998	157,411	Marshall Islands	April 2006	Spot
Nordic Apollo	Samsung	2003	159,999	Marshall Islands	November 2006	Spot
Nordic Cosmos	Samsung	2003	159,998	Marshall Islands	December 2006	Spot
Nordic Moon	Samsung	2002	159,999	Marshall Islands	November 2006	Spot
Nordic Mistral	Hyundai	2002	164,236	Marshall Islands	November 2009	Spot
Nordic Passat	Hyundai	2002	164,274	Marshall Islands	March 2010	Spot
Nordic Vega	Bohai	2010	163,000	Bahamas	December 2010	Spot
Nordic Breeze	Samsung	2011	158,000		Exp. September 2011	Spot (from September 2011)
Nordic Zenith	Samsung	2011	158,000		Exp. November 2011	Spot (from November 2011)

(1) Deadweight tons.

Basis of Accounting: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those amounts. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation: The functional currency of the Company is the United States ("U.S.") dollar as all revenues are received in U.S. dollars and the majority of the Company's expenditures are incurred and paid in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Transactions in foreign currencies during the year are translated into U.S dollars at the rates of exchange in effect at the date of the transaction.

Cash and Cash Equivalents: Cash and cash equivalents consist of deposits with original maturities of three months or less.

Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at cost which is determined on a first-in, first-out ("FIFO") basis. Inventory is reported within "Prepaid Expenses and Other Current Assets" within the Balance Sheet.

Vessels, net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels' cost based on the weighted average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Long-Lived Assets: Long-lived assets are required to be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset, and less than the estimated fair market value the asset is deemed impaired. The amount of the impairment is measured as the difference between the carrying value and the fair value of the asset. There have been no impairments recorded for the years ended December 31, 2010, 2009 or 2008.

Drydocking: The Company's vessels are required to be drydocked approximately every 30 to 60 months for overhaul repairs and maintenance that cannot be performed while the vessels are in operation. The Company follows the deferral method of accounting for drydocking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis to the expected date of the next drydocking. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. Unamortized drydocking costs of vessels that are sold are written off to income in the year of the vessel's sale. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Segment Information: The Company has identified only one operating segment under Accounting Standard Codification (ASC) Topic 280, "Segment Reporting." The Company has only one type of vessel - Suezmax crude oil tankers. During 2010 these vessels were operated in the spot market and on long-term bareboat charterers. During the year ended December 31, 2010 we had 2 of our vessels chartered on bareboat charters that expired in June 2010, and October 2010, respectively.

Geographical Segment: The Company currently operates 16 of its 17 vessels in spot market cooperations with other vessels that are not owned by the Company. The cooperations are managed by third party commercial managers. The earnings of all of the vessels are aggregated and divided by the actual earning days each vessel was available during the period. As a significant portion of the Company's vessels are operated in cooperations, it is not practical to allocate geographical data to each vessel nor would it give meaningful information to the reader. During 2010 the Company operated 2 of its 17 vessels on bareboat charterers that expired in June 2010 and October 2010, respectively.  The vessel that was re-delivered to the Company in June 2010 currently operates in spot market cooperations. The vessel that was re-delivered to the Company in October 2010, entered directly into drydock for repairs.

Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments.

Deferred Financing Costs: Finance costs, including fees, commissions and legal expenses, which are recorded as "Other assets" on the Balance Sheet are deferred and amortized on a straight-line basis over the term of the relevant debt borrowings. Amortization of finance costs is included in "Interest Expense" in the Statement of Operations.

Revenue and Expense Recognition: Revenue and expense recognition policies for voyage and time charter agreements are as follows:

Cooperative agreements: Revenues and voyage expenses of the vessels operating in cooperative agreements are combined and the resulting net revenues, calculated on a time charter equivalent basis, are allocated to participating vessels according to an agreed formula. Formulas used to allocate net revenues vary among different cooperative arrangements, but generally, revenues are allocated to participants on the basis of the number of days a vessel operates with weighting adjustments made to reflect each vessels' differing capacities and performance capabilities. The administrators of the cooperations are responsible for collecting voyage revenue, paying voyage expenses and distributing net pool revenues to the owners of the participating vessels.

Revenues and voyage expenses generated from cooperative agreements in which the Company is the principal of its vessels' activities are recorded based on the gross method. Net revenues generated from cooperative agreements in which the Company is not regarded as the principal of its vessels' activities are recorded based on the net method. The Company accounts for the net revenues allocated by these cooperative agreements as "Voyage Revenue" in its Statements of Operations. See Note 3 for further information.

Spot charters: Voyage revenues are recognized on a pro rata basis based on the relative transit time in each period. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and is deemed to end upon the completion of discharge of the current cargo. Voyage expenses are recognized as incurred and primarily include only those specific costs which are borne by the Company in connection with voyage charters which would otherwise have been borne by the charterer under time charter agreements. These expenses principally consist of fuel, canal and port charges. Demurrage income represents payments by the charterer to the vessel owner when loading and discharging time exceed the stipulated time in the voyage charter. Demurrage income is measured in accordance with the provisions of the respective charter agreements and the circumstances under which demurrage claims arise and is recognized when earned. Demurrage income is included in "Voyage Revenues" in the Statement of Operations. At December 31, 2010 and 2009, the Company had no reserves associated with the outstanding receivables from demurrage revenues.

Bareboat: Revenues from bareboat charters are recorded at a fixed charterhire rate per day over the term of the charter. The charterhire is payable monthly in advance. During the charter period the charterer is responsible for operating and maintaining the vessel and bears all costs and expenses with respect to the vessel.

Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, communication expenses and tonnage tax. These expenses are recognized when incurred.

Derivative Instruments: The Company did not hold any derivative instruments during 2010, or at December 31, 2010 or 2009.

Share-Based Compensation: The compensation costs for all of the Company's stock -based compensation awards are based on the fair value method as defined in ASC Topic 718, "Compensation - Stock Compensation". The Company records the compensation expense for such awards over the vesting period. See Note 10 for additional information.

Restricted Shares to Manager: Restricted shares issued to the Manager are non-forfeitable and vest immediately. Accordingly the compensation expense for each of the respective issuances was measured at fair value on the date the award was issued, or the grant date, and expensed immediately as performance was deemed to be complete. The fair value was determined using the stated par value, the number of shares issued, and the Company's stock price on the date of grant.

Deferred Compensation Liability: The Company has two individual deferred compensation agreements with the Company's CEO and CFO. The deferred compensation liabilities are denominated in Norwegian currency. The agreements are accounted for an accrual basis using actuarial calculation, any currency translation adjustments as well as actuarial gains and losses are recognized in the general and administration expenses as incurred.

Income Taxes:  The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes.

Other Comprehensive Income (Loss): The Company follows the guidance in ASC Topic 220, "Comprehensive Income" which requires separate presentation of certain transactions that are recorded directly as components of stockholders' equity. The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) is equal to net income for the periods presented.

Concentrations:
Fair value: The Company operates in the shipping industry which historically has been cyclical with corresponding volatility in profitability and vessel values. Vessel values are strongly influenced by charter rates which in turn are influenced by the level and pattern of global economic growth and the world-wide supply and demand for vessels. The spot market for tankers is highly competitive and charter rates are subject to significant fluctuations. Dependence on the spot market may result in lower utilization. Each of the aforementioned factors are important considerations associated with the Company's assessment of whether the carrying amount of its own vessels are recoverable.

Credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The fair value of the financial instrument approximates the net book value. The Company maintains its cash with financial institutions it believes are reputable. The terms of these deposits are on demand to minimize risk. The Company has not experienced any losses related to these cash deposits and believes it is not exposed to any significant credit risk. However, due to the current financial crisis the maximum credit risk the Company would be exposed to is a total loss of outstanding cash and cash equivalents and accounts receivable. See Note 3 for further information.

Accounts receivable consist of uncollateralized receivables from international customers engaged in the international shipping industry. The Company routinely assesses the financial strength of its customers. Accounts receivable are presented net of allowances for doubtful accounts. If amounts become uncollectible, they will be charged to operations when that determination is made. For the years ended December 31, 2010 and 2009, the Company did not record an allowance for doubtful accounts.

Interest risk: The Company is exposed to interest rate risk for its debt borrowed under the Credit Facility. In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company has no outstanding derivatives at December 31, 2010 and 2009, and has not entered into any such arrangements during 2010 or 2009.

Recent Accounting Pronouncements:   In January 2010, the Financial Accounting Standards Board ("FASB") issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements. This ASU requires new disclosures and clarifies certain existing disclosures requirements about fair value measurements. ASU 2010-06 requires a reporting entity to disclose significant transfers in and out of Level 1 and Level 2 fair value measurements, to describe the reasons for the transfers, and to present separately information about purchases, sales, issuances, and settlements for fair value measurements using significant unobservable inputs. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which is effective for interim and annual reporting periods beginning after December 15, 2010, early adoption is permitted. The adoption of ASU 2010-06 did not have a material impact on our financial position, results of operations, or cash flows.

In January 2010 the FASB issued authoritative guidance in order to eliminate diversity in the way different companies reflect new shares issued as part of a distribution in their calculation of earnings per share. The provisions of this new guidance are effective on a retrospective basis and their adoption had no impact on the Company's reported earnings per share.

In February 2010, the FASB amended guidance on subsequent events to alleviate potential conflicts between FASB guidance and SEC requirements. Under this amended guidance, SEC filers are no longer required to disclose the date through which subsequent events have been evaluated in originally issued and revised financial statements. This guidance was effective immediately and we adopted these new requirements in the first quarter of 2010. The adoption of this guidance did not have an impact on our financial statements

In July 2010, the FASB issued ASU No. 2010-20 "Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses". This ASU intends to enhance a financial statement user`s ability to evaluate the entity`s credit risk exposures and adequacy of its allowance for credit losses by requiring additional disclosure about the nature of credit risk inherent in the portfolio of receivables, factors and methodologies used in estimating the allowance for credit losses and activity that occurs during a period for both finance receivables and allowance for credit losses. The scope of this ASU is limited to financing receivables, excluding short-term trade accounts receivable and receivables measured at fair value or lower of cost or fair value. The guidance provides definitions of a finance receivable, portfolio segment, class of finance receivable, and credit quality indicator. This ASU also makes significant changes to the disclosure requirements, including further disaggregation of the information presented based on portfolio segment or class of finance receivable. The disclosures as of the end of a reporting period are effective in fiscal years, and interim periods within those years, ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual periods ending after initial adoption. We are currently evaluating the impact of this new ASU on our disclosures.

In June 2009, the FASB issued Statement of Financial Accounting Standards ("SFaS") No. 167, "Amendments to FASB interpretation 46(R) (FIN 46R), "which has been codified as ASU No. 2009-17. ASU 2009-17 requires that the assessment of whether an entity has a controlling financial interest in a Variable Interest Entity (VIE) must be performed on an ongoing basis. ASU 2009-17 also requires that the assessment to determine if an entity has a controlling financial interest in a VIE must be qualitative in nature, and eliminates the quantitative assessment required in ASC 810. The adoption of ASU No. 2009-17 did not have an impact on the Company`s financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
2.	RELATED PARTY TRANSACTIONS

Scandic American Shipping Ltd. (the "Manager"), is owned by a company owned by the Chairman and Chief Executive Officer ("CEO") of the Company, Mr. Herbj�rn Hansson, and his family. The Manager, under a management agreement with the Company (the "Management Agreement"), assumes commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business, subject to the objectives and policies established by the Board of Directors. For its services under the Management Agreement, the Manager is entitled to reimbursement of costs directly related to the Company plus a management fee equal to  $265,000 per annum, increased to  $350,000 effective as per July 1st 2010. The Manager also has a right to ownership of 2% of the Company's total outstanding shares. During 2010, the Company issued to the Manager 93,878 shares at a fair value of  $30.24. The Company recognized  $3.7 million,  $2.6 million, and  $2.2 million of total costs for services provided under the Management Agreement for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, the Company recognized  $2.8 million,  $5.4 million and  $3.6 million in non-cash share-based compensation expense for the years ended December 31, 2010, 2009 and 2008, respectively, related to the issuance of shares to the Manager. All of these costs are included in "General and Administrative Expenses" within the Statement of Operations. The related party balances included within accounts payable were  $0.9 million and  $0.6 million at December 31, 2010 and 2009, respectively. In connection with nine follow-on offerings, we have issued a total of 937,976 restricted shares to our Manager pursuant to the Management Agreement. These restricted shares are primarily non-transferable for three years from the date of issuance, except for a total of 149,183 restricted shares that are non-transferable for six years from the date of issuance.

Mr. Jan Erik Langangen, the Company's Executive Vice President, Business Development & Legal, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides services to the Company. The Company recognized  $0.1 million,  $0.1 million and  $0.1 million in costs for the years ended December 31, 2010, 2009 and 2008, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in "General and Administrative Expenses" within the Statement of Operations. There were no related amounts included within "Accounts Payable" at December 31, 2010 and December 31, 2009, respectively.

Mr. Rolf Amundsen, the Company`s Investor Relations Officer and Advisor to the Chairman, is a partner of Amundsen & Partner AS, a firm which provides services to the Company. The Company recognized  $0.1 million,  $0.1 million and  $0.04 million in costs for the years ended December 31, 2010 and 2009 and 2008, respectively, for the services provided by Amundsen & Partners AS. These costs are included in "General and Administrative Expenses" within the Statement of Operations. There were no related amounts included within "Accounts Payable" at December 31, 2010 and December 31, 2009, respectively.

REVENUE	12 Months Ended
Dec. 31, 2010
REVENUE [Abstract]
REVENUE
3.	REVENUE

For the year ending December 31, 2010, the Company's only source of revenue was from the Company's 17 existing vessels.

Revenues generated from cooperations in which the Company is the principal of its vessels' activities are recorded based on the gross method. Revenues generated from cooperations in which the Company is not regarded as the principal of its vessels' activities are recorded per the net method. The table below provides the breakdown of revenues recorded as per the net method and the gross method.

All figures in USD '000	2010	2009	2008
Net Method	126,416	102,229	204,402
Gross Method	-	22,141	23,598
Total Voyage Revenue	126,416	124,370	228,000

In March 2010, the Company announced that it decided to place all its vessels in a cooperation with Gemini Tankers LLC. The consolidation of the commercial operations was effective from July 1st 2010.

Two cooperation arrangements accounted for 78% and 17% of the Company's revenues for the year ended December 31, 2010. Two cooperation arrangements accounted for 41% and 40% of the Company's revenues for the year ended December 31, 2009. Two cooperation arrangements accounted for 50% and 41% of the Company's revenues for the year ended December 31, 2008.

Accounts receivable at December 31, 2010 and 2009 are  $11.0 million and  $22.7 million, respectively. Gemini Tankers LLC, accounted for 100% of the Company's accounts receivables, for the year ended December 31, 2010. Two cooperation arrangements accounted for 61% and 33% of the Company's accounts receivables for the year ended December 31, 2009.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2010
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

All figures in USD '000	2010	2009
Lubricants	3,604	2,850
Prepaid expenses	1,894	3,067
Deposit on Vessel, Nordic Passat	-	5,150
Deposit on Contracts, Nordic Galaxy and Nordic Vega *	9,000	18,000
Loans to seller, Nordic Galaxy and Nordic Vega*	26,809	25,795
Financial Charges	653	653
Other	1,416	1,505
Total as per December 31,	43,376	57,020

*)  Nordic Vega was delivered to the Company in December 2010. The Company did not take delivery of Nordic Galaxy in August 2010 as it was not in a deliverable condition. The seller does not agree with the Company and the parties have agreed to seek a legal solution through an arbitration process expected to take place in September 2011. Please see Note 8.

GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2010
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
5.	GENERAL AND ADMINISTRATIVE EXPENSES

All figures in USD '000	2010	2009	2008
Management fee to related party	307	245	225
Directors and officers insurance	80	82	87
Salary and wages	2,859	2,202	1,711
Audit, legal and consultants	624	954	684
Direct costs related to the newbuilding Nordic Galaxy	1,500	-	-
Administrative services provided by related party	3,686	2,514	2,208
Other fees and expenses	1,576	1,670	1,724
Total General and Administration expense with cash effect	10,632	7,667	6,639
Compensation to Manager - restricted shares issued to related party	2,838	5,366	3,618
Share-based compensation (2004 Stock Incentive Plan)	60	180	1,115
Deferred compensation plan	2,450	1,606	1,413
Total General and Administrative expense without cash effect	5,348	7,152	6,146
Total for year ended December 31,	15,980	14,819	12,785

DEFERRED COMPENSATION LIABILITY	12 Months Ended
Dec. 31, 2010
DEFERRED COMPENSATION LIABILITY [Abstract]
DEFERRED COMPENSATION LIABILITY
6.	DEFERRED COMPENSATION LIABILITY

In August 2010, the Board of Directors approved a new unfunded deferred compensation agreement for Turid M. S�rensen, the Chief Financial Officer. The agreement provides for unfunded deferred compensation computed as a percentage of salary, and certain benefits for dependent. The deferred compensation liabilities are denominated in Norwegian currency. Benefits vest over a period of employment of 20.5 years up to a maximum of 66% of the salary level at the time of retirement, age of 67. Interest is imputed at 4.60% as per December 31, 2010. The rights under the agreement commenced in May 2008. As the agreement was effective in 2010, vested right under the agreement were recognized in 2010.

In May 2007, the Board of Directors approved an unfunded deferred compensation agreement for Herbj�rn Hansson, the Chairman, President and CEO. The agreement provides for unfunded deferred compensation computed as a percentage of salary, and certain benefits for dependent. The deferred compensation liabilities are denominated in Norwegian currency. Benefits vest over a period of employment of 14 years up to a maximum of 66% of the salary level at the time of retirement, age of 70. Interest is imputed at 4.60% and 5.4% as per December 31, 2010 and 2009, respectively. The rights under the agreement commenced in October 2004. The CEO has served in his position since the inception of the Company in 1995.

The total expense recognized in 2010, 2009 and 2008 was  $2.5 million,  $1.6 million and  $1.4 million, respectively.

VESSELS, NET	12 Months Ended
Dec. 31, 2010
VESSELS, NET [Abstract]
VESSELS, NET
7.	VESSELS, NET

Vessels, net consist of 19 modern double hull Suezmax crude oil tankers of which two are newbuilding, and drydocking charges. Depreciation is calculated based on cost less estimated residual value of  $4.0 million and is provided over the estimated useful life of the vessel using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard.

All figures in USD '000	Vessels	Drydocking	Total
Net Book Value December 31, 2009	807,714	17,735	825,449
Accumulated depreciation December 31, 2009	222,563	15,994	238,557
Depreciation expense 2009	45,953	9,082	55,035
Net Book Value December 31, 2010	971,018	17,245	988,263
Accumulated depreciation December 31, 2010	275,744	19,782	295,526
Depreciation expense 2010	53,181	9,364	62,545

The vessels are the only physical assets of the Company. During 2010 and 2009 the market capitalization of the Company, every day and on average per year, was above the book value of the fleet, and was above the market value of the fleet as estimated by shipbrokers.

Newbuildings

The table below shows total capitalized costs related to the two newbuildings:

All figures in USD '000	2010
Newbuilding - Nordic Breeze
Instalment	35,700
Capitalized interest	191
Capitalized cost	183
Total Newbuilding - Nordic Breeze as per December 31,	36,074

All figures in USD '000	2010
Newbuilding - Nordic Zenith
Instalment	35,700
Capitalized interest	191
Capitalized cost	160
Total Newbuilding - Nordic Breeze as per December 31,	36,051
Total as per December 31,	72,125

In April 2010, the Company entered into agreements with Samsung Heavy Industries Co. Ltd, to acquire two Suezmax newbuildings which are expected to be delivered in September and December 2011. The Company will take ownership of the vessels upon delivery from the shipyard at which time the title is transferred from the seller. The agreed total prices at delivery are  $64.5m/ $65.0m, with 55% of the purchase prices paid when we signed the contracts and the balance to be paid on delivery. As of December 31, 2010, the Company has paid  $71.2 million to the seller.

DEPOSIT ON CONTRACT	12 Months Ended
Dec. 31, 2010
DEPOSIT ON CONTRACT [Abstract]
DEPOSIT ON CONTRACT
8.	DEPOSIT ON CONTRACT

In November 2007, the Company entered into an agreement with subsidiaries of First Olsen Ltd, to acquire two Suezmax newbuildings which were expected to be delivered in June and September 2010. The agreed total price at delivery was  $90.0 million per vessel, including supervision expenses.  The Company furnished to the sellers a loan equivalent to the payment installments under the shipbuilding contract. The loan to sellers accrued interest at a rate equal to the Company's cost of funds, and the loan was to be repaid on delivery of the vessels.
The Company did not take delivery of the first newbuilding Nordic Galaxy in August 2010 as it was not in a deliverable condition. The seller does not agree with the Company and the parties have agreed to seek a legal solution through an arbitration process expected to take place in September 2011. If the Company should lose the Nordic Galaxy arbitration on all claims, the claims in total of the seller is  $26.8 million. The Company has debited the profit & loss account by a one-time charge of  $1.5 million related to direct costs of this newbuilding in 2010. The Company will claim this amount from the seller of the vessel as one component in the arbitration process.

The parent company (First Olsen Ltd) of the seller has not repaid an amount, under an on demand guarantee that the parent company of the seller has provided in favour of the Company. The guarantee covers the loan the Company has extended to the seller. This amount of  $26.8 million is included in prepaid expenses and other current assets, pending the outcome of the arbitration. The Company is entitled to 9% interest of the outstanding amount pending the outcome of the arbitration. The interest income of the outstanding amount has not been recognized in the financial statements for the year ended December 31, 2010.

The Company took delivery of the second newbuilding Nordic Vega in December 2010.

The table below shows total capitalized costs and loan related to the two newbuildings:

All figures in USD '000	2010	2009
Newbuilding - Nordic Galaxy, not delivered
Loan to seller	26,809	18,425
Deposit on contract	9,000	9,000
Capitalized interest	-	225
Capitalized cost	-	153
Total Newbuilding – Nordic Galaxy as per December 31,	35,809	27,803
Newbuilding – Nordic Vega
Loan to seller	-	7,370
Deposit on contract	-	9,000
Capitalized interest	-	205
Capitalized cost	-	130
Total Newbuilding - Nordic Vega as per December 31,	-	16,705
Total as per December 31,	-	44,508

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2010
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
9.	OTHER NON-CURRENT ASSETS

All figures in USD '000	2010	2009
Working Capital, cooperative arrangements *)	22,034	9,133
Financial Charges	1,143	1,795
Total as per December 31,	23,177	10,928

*) Working capital represents value of bunkers on board our vessels at time of delivery to Gemini Tankers LLC, and initial funding of  $0.2 million per vessel.

SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2010
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
10.	SHARE-BASED COMPENSATION PLAN

As of December 31, 2010 the Company had a share-based compensation plan which is described below. Total compensation cost related to restricted shares, to employees and non-employees, was  $0.06 million,  $0.2 million and  $1.1 million for the years ended December 31, 2010, 2009 and 2008, respectively and was recorded within "General and Administrative expense" in the Statement of Operations. Unrecognized compensation cost related to restricted shares, to employees and non-employees, was  $0.1 million as of December 2009. All the restricted shares to employees and non-employees are vested in 2010.

In 2011, the Company's compensation plan was terminated and a new Equity Incentive Plan was established involving maximum 400,000 restricted shares, refer to Note 19.

2004 Stock Incentive Plan

The Company`s 2004 Stock Incentive Plan, or (the "Plan"), was cancelled in 2011 and the outstanding stock option awards, were cancelled in 2009.

Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager were eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units, performance shares and phantom stock units. The Company believes that such awards better align the interests of its employees with those of its shareholders. A total of 400,000 common shares were reserved for issuance upon exercise of options, as restricted share grants or otherwise under the Plan.

Stock option awards were granted with an exercise price equal to the market price of the Company's stock at the date of a public offering in November 2004, with later adjustments for dividends to shareholders exceeding 3% of the initial stock option exercise price. Stock options granted in 2007 had an exercise price equal to the market price of the shares at the grant date, with later adjustments for dividends exceeding 3%. Stock option awards generally vest equally over four years from grant date and have a 10-year contractual term.

The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model. Stock options to non-employees were measured at each reporting date and fair value was estimated with the same model used for estimating fair value of the options granted to employees. Because the option valuation model incorporated ranges of assumptions for inputs, those ranges were disclosed. Expected volatilities were based on implied volatilities from historical volatility of the Company's stock and other factors. Expected life of the options was estimated to be equal to the vesting period for employees when calculating the fair value of the options. When calculating the fair value of the options issued to non-employees the expected life was equal to the actual life of options. The Company recognized the compensation cost for stock options issued to non-employees over the service period, which was considered to be equal to the vesting period. All options issued were expected to be exercised.

Stock options to employees were measured at fair value at the grant date and the compensation cost was recognized on a straight-line basis over the vesting period.

Stock options to non-employees were treated in accordance with ASC 505-50, "Equity based Payments to Non-Employees" and unvested options were measured at fair value at each Balance Sheet date with a final measurement date upon vesting. Fair value measurement of unvested options was considered to be appropriate since the performance commitment for non-employees had not been reached for unvested options. The fair value of the options was used to measure the value of the services provided by the non-employees as it was considered to be more reliable than measuring the fair value of the services received. The compensation cost was recognized using the accelerated method.

The risk-free rate for periods within the contractual life of the stock options was based on the U.S. Treasury yield curve in effect at the time of grant for options to employees. The risk-free rate at year-end was used for stock options issued to non-employees.

During 2010, the Company has had no option activity under the Plan.

In August 2009 the Company announced that it had cancelled all stock options (400,000) granted under the Plan including the 320,000 options previously granted to its directors (10,000 each, 60,000 in total), to the Chairman and CEO (100,000), to employees of the Company (80,000) and to employees of its Manager (80,000). The stock options were cancelled in exchange for a payment equal to the difference between the strike price of the options and the closing price of  $30.70 per share for the Company`s shares on the New York Stock Exchange. The compensation of  $7.23 per option resulted in a cash outlay of  $2.3 million for the Company, which decreased the Additional Paid in Capital.

	Options -Employees	Weighted-average grant-date fair value - Employees	Options - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2008	75,000	$17.73	27,500	$20.03
Granted during the year	-	-	-	-
Vested during the year	(52,500)	$16.84	(20,000)	$22.93
Forfeited during the year	(10,000)	$20.36	-	-
Estimated forfeitures unvested options	-	-	-	-
Non-vested at December 31, 2008	12,500	$7.78	7,500	$12.32

None vested options at December 31, 2008 were still not vested at time of cancellation in August 2009. Following the cancellation described above, there are no more outstanding stock options under the Plan. The total fair value of options vested during the year ended December 31,2008 approximates the amounts expensed in the period.

Specification of the aggregate compensation cost related to the Plan recognized in the Statements of Operations account is disclosed in Note 5.

There is no material income tax benefit for stock-based compensation due to the Company's tax structure.

Restricted Shares to Employees and Non-Employees

Under the terms of the Plan 16,700 shares of restricted stock awards were granted to certain employees and non-employees during 2006. The restricted shares were granted on May 12, 2006 (the date the awards were approved by the Board) at a grant date fair value of  $31.99 per share.

The fair value of restricted shares is estimated based on the market price of the Company's shares. The fair value of restricted shares granted to employees is measured at grant date and the fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date.
The shares are considered restricted as the shares vest equally in annual instalments over a period of four years. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights.

The restricted shares vest in four equal amounts in May 2007, May 2008, May 2009 and May 2010. There were 9,700 restricted shares granted to employees and 7,000 restricted shares granted to non-employees in 2006. There were 2,425 (2009: 2,425) restricted shares granted to employees and 1,750 (2009: 1,750) restricted shares granted to non-employees vested in 2010. All the restricted shares to employees and non -employees are vested at year end December 2010

The compensation cost for employees and non-employees is recognized on a straight-line basis over the vesting period and is presented as part of the general and administration expenses. The total compensation cost in 2010 related to restricted shares was  $ 0.06 million (2009:  $0.1 million). The intrinsic value of restricted shares outstanding and restricted shares vested at December 31, 2010 and December 31, 2009 was  $0.4 million and  $0.5 million, respectively.

At December 31, 2010, there were 16,700 restricted shares outstanding at a weighted-average grant date fair value of  $31.99 for employees and  $31.99 for non-employees. As of December 31, 2010, all restricted stocks are vested. As of December 31, 2009, unrecognized compensation cost related to unvested restricted stock aggregated  $0.1 million.

Specification of the aggregate compensation cost related to the Plan recognized in the Statements of Operations is disclosed in Note 5.

The tables below summarize the Company's restricted stock awards as of December 31, 2010 and December 31, 2009:

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2009	4,850	$31.99	3,500	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2009	2,425	$31.99	1,750	$31.99

	Restricted shares -Employees	Weighted-average grant-date fair value - Employees	Restricted shares - Non-employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
11.	LONG-TERM DEBT

The Company has a  $500 million revolving credit facility (the "Credit Facility"), with a maturity in 2013.

The Credit Facility provides funding for future vessel acquisitions and general corporate purposes. The Credit Facility cannot be reduced by the lender and there is no repayment obligation of the principal during the term of the facility. Amounts borrowed under the Credit Facility bear interest at an annual rate equal to LIBOR plus a margin between 0.70% and 1.20% (depending on the loan to vessel value ratio). The Company pays a commitment fee of 30% of the applicable margin on any undrawn amounts. Total commitment fees paid for the year ended December 31, 2010 and December 31, 2009 were  $0.9 million and  $1.0 million, respectively. The undrawn amount of this facility as of December 31, 2010 and December 31, 2009 was  $425.0 million and  $500.0 million, respectively.

Borrowings under the Credit Facility are secured by first priority mortgages over the Company's vessels and assignment of earnings and insurance. Under the terms and conditions of the Credit Facility the Company is, among other things, required to maintain certain loan to vessel value ratios, and to maintain a book equity of no less than  $150.0 million, and to remain listed on a recognized stock exchange, and to obtain the consent of the lenders prior to creating liens on or disposing of the Company's vessels. The Company is permitted to pay dividends in accordance with its dividend policy as long as it is not in default under the Credit Facility.

At December 31, 2010, accrued interest and commitment fee was  $0.1 million which was paid during the first quarter of 2011.

The Company was in compliance with its loan covenants for the year ended December 31, 2010.

INTEREST EXPENSE	12 Months Ended
Dec. 31, 2010
INTEREST EXPENSE [Abstract]
INTEREST EXPENSE
12.	INTEREST EXPENSE

Interest expense consists of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing costs related to the Credit Facility. Amounts borrowed under the Credit Facility bear interest equal to LIBOR plus a margin between 0.7% and 1.2%.

The financing costs incurred in connection with the refinancing of the previous Credit Facility are deferred and amortized over the term of the Credit Facility on a straight-line basis. The amortization of deferred financing costs for the years ended December 31, 2010, 2009 and 2008 was  $0.6 million,  $0.6 million and  $0.6 million, respectively. Total deferred financing costs were  $1.8 million and  $2.5 million at December 31, 2010 and 2009, respectively.

DEFERRED REVENUE	12 Months Ended
Dec. 31, 2010
DEFERRED REVENUE [Abstract]
DEFERRED REVENUE
13.	DEFERRED REVENUE

The Company has no deferred revenue as of  December 31, 2010. Deferred revenue at December 31, 2009 of  $0.5 million represents prepaid freight received from one of our customers prior to December 31, 2009 for services to be rendered during January 2010.

ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2010
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
14.	ACCRUED LIABILITIES

All figures in USD '000	2010	2009
Accrued Interest	83	174
Accrued Expenses	3,028	2,735
Accrued Drydock expenses Nordic Harrier	949	-
Total as per December 31,	4,060	2,909

EARNING PER SHARE	12 Months Ended
Dec. 31, 2010
EARNING PER SHARE [Abstract]
EARNING PER SHARE
15.	EARNING PER SHARE

Basic earnings per share ("EPS") are computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted average number of common shares and dilutive common stock equivalents (i.e. stock options, warrants) outstanding during the period.

All figures in USD	2010	2009	2008
Numerator:
Net Income (Loss)	(809,130)	1,012,240	118,844,410
Denominator:
Basic - Weighted Average Common Shares Outstanding	46,551,564	40,449,522	32,739,057
Dilutive Effect of Stock Options *	-	-	93,797
Dilutive - Weighted Average Common Shares Outstanding	46,551,564	40,449,522	32,832,854
Income (Loss) per Common Share:
Basic	(0.02)	0.03	3.63
Diluted	(0.02)	0.03	3.62

*In August 2009, the Company announced that it had cancelled all outstanding stock options. Following the cancellation described in Note 10, there are no more outstanding stock option under the Plan.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
16.	SHAREHOLDERS' EQUITY

Authorized, and issued and outstanding common shares roll-forward is as follows:

All figures in USD �000, except number of shares	Authorized Shares	Issued and Out-standing Shares	Common Stock
Balance at January 1, 2008	51,200,000	29,975,312	300
Issuance of Common Shares in Follow-on Offering		4,310,000	43
Share-based Compensation		87,959	1
Balance at December 31, 2008	51,200,000	34,373,271	344
Issuance of Common Shares in Follow-on Offering		3,450,000	35
Share-based Compensation		70,408	-
Issuance of Common Shares In Follow-on Offering		4,225,000	42
Share-based Compensation		86,225	1
Balance at December 31, 2009	51,200,000	42,204,904	422
Issuance of Common Shares in Follow-on Offering		4,600,000	46
Share-based Compensation		93,878	1
Balance at December 31, 2010	51,200,000	46,898,782	469

In January 2010, the Company completed an underwritten public offering of 4,600,000 common shares. The net proceeds from the offering were  $136.5 million. The net proceeds from the offering increased the Company's Share Premium Fund and the proceeds were used to prepare the Company for further expansion and repay of borrowings under the Credit Facility.

The total issued and outstanding shares as of December 31, 2010 were 46,898,782 shares of which 399,694 shares were restricted shares issued to the Manager. As of December 31, 2010 all the 16,700 restricted shares issued to employees and non-employees are vested, as described in Note 10. The total issued and outstanding shares as of December 31, 2009 were 42,204,904 shares of which 305,816 shares were restricted.

In January 2009, the Company issued 3,450,000 common shares at  $32.50 per share in a registered transaction. The net proceeds of the offering were used to fund further acquisitions under planning and for general corporate purposes.
In May 2009, the Company issued 4,225,000 common shares at  $32.00 per share in a registered transaction. The net proceeds of the offering were used to fund further acquisitions under planning and for general corporate purposes.
In May 2008, the Company issued 4,310,000 common shares at  $37.00 per share in a registered transaction. The net proceeds were used to prepare for further expansion, repay the remaining debt on our Credit Facility and for working capital.

Additional Paid in Capital

Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda Law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company. The Share Premium Fund was  $0.0 million and  $0.0 million as of December 31, 2010 and 2009 respectively.

On June 29, 2010, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of  $136.4 million. The legal procedures related to this reduction were finalized on August 6, 2010, upon which the amount became eligible for distribution.

On June 19, 2009, at the Company`s Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of  $236.7 million. The legal procedures related to this reduction were finalized on August 12, 2009, upon which the amount became eligible for distribution.

Shareholders` Rights Plan

In 2007, the Board of Directors adopted a stockholders rights agreement and declared a dividend of one preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value  $0.01 per share. The dividend was payable on February 27, 2007 to stockholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of  $115, subject to adjustment. We can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company's common stock.

This stockholders rights plan was designed to enable us to protect stockholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. We believe that the stockholders rights plan should enhance our Board's negotiating power on behalf of stockholders in the event of a coercive offer or proposal. We are not currently aware of any such offers or proposals.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Nordic Galaxy
In August 2010, the Company did not accept delivery of a newbuilding which the Company agreed to acquire in November 2007. The newbuilding had major deficiencies and thus was not in a deliverable condition as stipulated under the Company's contract. The seller is a subsidiary of First Olsen Ltd. The seller does not agree with the Company and the parties have agreed to seek a legal solution through an arbitration process expected to take place in September 2011. Please see Note 8.

Legal Proceedings and Claims
The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No claims have been filed against the Company for the fiscal year 2010 or 2009, and the Company has not been a party to any legal proceedings for the year ended December 31, 2010 and December 31,208, except for information given in the former section.

Newbuildings and Nordic Harrier
At December 31, 2010 the Company had payment obligations related to the Company's vessel totalling  $66.1 million. The payment obligations are in connection with the agreement to acquire two newbuildings that are expected to be delivered in September and December 2011, and in connection with the Nordic Harrier in drydock for repairs.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
18.	FINANCIAL INSTRUMENTS

The Company did not hold any derivative instruments during 2010, or at December 31, 2010 or 2009.

The majority or the Company’s transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company`s cash flows.

The carrying value of estimated fair value of the Company`s financial instruments at December 31, 2010 and 2009 are as follows:

All figures in USD ‘000	2010 Fair Value	2010 Carrying Value	2009 Fair Value	2009 Carrying Value
Cash and Cash Equivalents	17,221	17,221	30,496	30,496
Loan to First Olsen Ltd – refer to Note 4	26,809	26,809	25,795	25,795
Working capital, cooperative arrangements	22,034	22,034	9,133	9,133
Credit Facility	75,000	75,000	-	-

The carrying value of cash and cash equivalents is reasonable estimate of fair value. The estimated fair value for the long term debt is considered to be equal to the carrying values since it bears variable interest rates.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

In February 2011 the Board of Directors has decided to establish a new Equity Incentive Plan involving a maximum of 400,000 restricted shares of which 326,000 have been allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board. The vesting period is 4 year "cliff vesting", that is, none of these shares may be sold during the first four years after grant and the shares are forfeited if the grantee leaves the Company before that time.

In February 2011 the Company declared a dividend of  $0.25 per share in respect of the results for the fourth quarter of 2010 which was paid to shareholders in March 2011.